Taxes Payable - Summary of Tax Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure Of Taxes Payables [Line Items]
Taxes payable	R$ 62,075		R$ 5,350
Current	9,709		0
Non-current	52,366		5,350
PIS and COFINS payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	3,122		0
Withholding income tax (IRRF) [Member]
Disclosure Of Taxes Payables [Line Items]
Current	4,838		0
Service tax (ISS) payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	1,668		0
Other taxes payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	81		0
Non-current	4,465		5,350
INSS on Severance pay [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	8,719		0
ISS - PIS and COFINS basis [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	19,578		0
Deductibility - SEBRAE/INCRA and FNDE [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	R$ 19,604		0
Boa Vista Servios SA [Member]
Disclosure Of Taxes Payables [Line Items]
Taxes payable		R$ 50,812	64,609
Current		5,381	24,355
Non-current		45,431	40,254
Boa Vista Servios SA [Member] | PIS and COFINS payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current		2,741	4,669
Boa Vista Servios SA [Member] | Withholding income tax (IRRF) [Member]
Disclosure Of Taxes Payables [Line Items]
Current		2,565	17,957
Boa Vista Servios SA [Member] | Service tax (ISS) payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current		1	1,644
Boa Vista Servios SA [Member] | Other taxes payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current		74	85
Boa Vista Servios SA [Member] | INSS on Severance pay [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current		7,843	6,550
Boa Vista Servios SA [Member] | ISS - PIS and COFINS basis [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current		18,220	15,940
Boa Vista Servios SA [Member] | Deductibility - SEBRAE/INCRA and FNDE [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current		R$ 19,368	R$ 17,764